Pledged assets (Tables)	12 Months Ended
Dec. 31, 2022
Pledged assets
Schedule of pledged assets

		December 31,	December 31,
Pledged assets	Pledged to secure	2021	2022

		(in thousands)
Restricted cash and time deposit (1)	Short-term secured borrowings	$151,400	369,300
Restricted time deposits (1)	For foundry capacities	2,700	—
Restricted time deposits (1)	For customs duties	36	32
Land (2)	Long-term unsecured borrowings	27,500	27,500
Building and improvements (2)	Long-term unsecured borrowings	40,310	38,071
		$221,946	434,903

Note (1): The pledged assets are booked as restricted deposits and classified as current or noncurrent by its liquidity.

Note (2): Guarantee and collateral for long-term unsecured borrowings.